As filed with the Securities and Exchange Commission on November 3, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21890

Keystone Mutual Funds
(Exact name of registrant as specified in charter)

7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Address of principal executive offices) (Zip code)

Andrew Wyatt
Cornerstone Capital Management, Inc.
7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Name and address of agent for service)

(952) 224-7071
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/11

Date of reporting period:  9/30/10

Item 1. Schedule of Investments.

Keystone Mutual Funds
Schedule of Investments (Unaudited)		September 30, 2010

Security Description	Shares	Fair Value
COMMON STOCKS - 96.1%
Consumer Merchandising - 15.4%
Amazon.com, Inc. *	27,518	$4,321,977
Apollo Group, Inc. *	133,627	6,861,746
Best Buy, Inc.	75,851	3,096,996
Dicks Sporting Goods *	143,420	4,021,497
Discovery Communications, Inc. Series A *	29,175	1,270,571
Discovery Communications, Inc. Series C *	16,499	630,097
Nordstrom, Inc.	51,441	1,913,605
priceline.com Incorporated *	10,723	3,735,250
Target Corp.	125,071	6,683,794
Walt Disney Co.	100,120	3,314,973
		35,850,506
Consumer Staples - 5.8%
Costco Wholesale Corporation	97,690	6,300,028
Diageo PLC ADR	36,988	2,552,542
Philip Morris International, Inc.	84,073	4,709,770
		13,562,340
Energy - 9.4%
Anadarko Petroleum Corporation	126,614	7,223,329
Petrohawk Energy Corp. *	379,386	6,123,290
Schlumberger Limited ^	50,380	3,103,912
Weatherford International, Ltd. * ^	319,326	5,460,475
		21,911,006
Financial Institutions - 4.2%
Goldman Sachs Group, Inc.	40,014	5,785,224
IntercontinentalExchange, Inc. *	38,392	4,020,410
		9,805,634
Health Care Products - 11.9%
Celgene Corp. *	72,575	4,181,046
Gilead Sciences, Inc. *	222,329	7,917,136
Myriad Genetics, Inc. *	237,621	3,899,361
NuVasive, Inc. *	94,912	3,335,208
St. Jude Medical, Inc. *	46,042	1,811,292
WellPoint, Inc. *	114,127	6,464,153
		27,608,196
Industrials - 14.7%
Fluor Corp.	122,553	6,070,050
General Dynamics Corp.	87,085	5,469,809
Goodrich Corporation	54,950	4,051,464
Honeywell International, Inc.	103,576	4,551,129

	Joy Global Inc.	32,404	2,278,649
	Pentair Inc.	115,809	3,894,657
	Terex Corporation *	121,638	2,787,943
	Textron Inc.	252,261	5,186,486
			34,290,187
	Materials - 3.7%
	Dow Chemical Company	188,927	5,187,935
	Freeport-McMoRan Copper & Gold, Inc.	41,408	3,535,829
			8,723,764
	Technology Services - 18.3%
	Acme Packet, Inc. *	117,798	4,469,256
	Baidu, Inc. ADR *	45,128	4,631,035
	Broadcom Corporation	323,933	11,463,989
	Mastercard, Inc.	24,784	5,551,616
	Qualcomm, Inc.	164,463	7,420,571
	VistaPrint N.V. * ^	84,579	3,268,978
	The Western Union Company	331,750	5,862,023
			42,667,468
	Technology Software - 12.7%
	Adobe Systems, Inc. *	107,545	2,812,302
	Apple Computer, Inc. *	58,919	16,718,266
	Oracle Corporation	373,177	10,019,802
			29,550,370
	TOTAL COMMON STOCKS (Cost $205,862,440)		223,969,471

	MUTUAL FUND INVESTMENTS - 1.8%
	AIM STIT-STIC Prime Portfolio	4,156,240	4,156,240
	TOTAL MUTUAL FUND INVESTMENTS (Cost $4,156,240)		4,156,240

	Total Investments (Cost $210,018,680) - 97.9%		228,125,711
	Assets in Excess of Other Liabilities - 2.1%		4,823,757
	TOTAL NET ASSETS - 100.0%		$232,949,468

ADR	American Depository Receipt
*	Non Income Producing Security
^	Foreign Issued Security (traded on U.S. Exchange)

Tax Basis

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Large Cap Growth Fund
Cost of Investments	$ 211,829,214

Gross unrealized appreciation	27,101,788
Gross unrealized depreciation	(10,805,291)
Net unrealized appreciation	$ 16,296,497

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities (or other investments).  Care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of September 30, 2010, the Fund’s investments in securities were classified as follows:

	Fair Value Measurements as of September 30, 2010 Using
	Quoted Prices in			Significant
	Active Markets for		Significant Other	Unobservable
	Identical Assets		Observable Inputs	Inputs
Description	(Level 1)		(Level 2)	(Level 3)	Total
Equity Securities
Common Stocks	$ 223,969,471	(a)	$ -	$ -	$ 223,969,471
Total Equity Securities	223,969,471		-	-	223,969,471
Other
Mutual Funds Investments	4,156,240	(b)	-	-	4,156,240
Total Other	4,156,240		-	-	4,156,240
Total	$ 228,125,711		$ -	$ -	$ 228,125,711
(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Mutual fund investments that are sweep investments for cash balances in the Fund at September 30, 2010.

During the period ended September 30, 2010, there were no transfers between Level 1 and Level 2.

Derivative Financial Instruments

The Fund may utilize options in an attempt to manage market or business risk or enhance returns.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current market value of the option written.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.  During the period ended September 30, 2010, the Fund did not engage in option trading.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keystone Mutual Funds

By (Signature and Title)   /s/ Andrew S. Wyatt
   Andrew S. Wyatt, President

Date      November 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Andrew S. Wyatt
Andrew S. Wyatt, President

Date      November 2, 2010

By (Signature and Title)    /s/ Loren R. Kix
Loren R. Kix, Treasurer

Date      November 2, 2010______________________________